UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

The RSQ International Equity Fund

Semi-Annual	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-355-4RSQ; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

Sector Weightings†

†	Percentages based on total investments

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value

AUSTRALIA — 2.2%
Brambles	20,821	$161,004
Caltex Australia	5,640	125,988
Domino’s Pizza Enterprises	2,700	123,413
Telstra	32,764	103,400
TPG Telecom	15,850	69,935

		583,740

BELGIUM — 1.8%
Colruyt	2,642	135,636
KBC Group	2,110	152,290
Telenet Group Holding *	1,316	79,907
Umicore	1,810	105,940

		473,773

BRAZIL — 2.1%
Banco Bradesco	11,500	117,200
Banco Santander Brasil	14,100	120,424
Cielo	17,160	129,285
Engie Brasil Energia	8,500	91,356
Equatorial Energia	5,100	91,675

		549,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA — 8.7%
Agrium	1,386	$129,872
Alimentation Couche-Tard, Cl B	2,779	127,599
ARC Resources	4,386	57,483
Bank of Nova Scotia	1,650	91,569
Canadian Natural Resources	3,990	126,882
Canadian Pacific Railway	670	102,492
CGI Group, Cl A *	2,680	129,129
Constellation Software	280	127,852
Emera	3,798	131,248
Fairfax Financial Holdings	223	101,772
Industrial Alliance Insurance & Financial Services	2,965	124,884
Onex	1,400	100,845
Royal Bank of Canada	1,690	115,530
SNC-Lavalin Group	3,293	132,221
Sun Life Financial	4,105	144,739
TELUS	3,900	129,553
Thomson Reuters	2,340	106,158
Toronto-Dominion Bank	2,120	99,589
TransCanada	2,360	109,396
Vermilion Energy	3,261	114,623

		2,303,436

CHINA — 5.4%
China Everbright Bank	226,000	106,062
China Pacific Insurance Group	33,800	124,943
CNOOC	113,000	131,778
Hengan International Group	17,000	127,212
PetroChina	124,000	87,369
PICC Property & Casualty	80,000	128,781
Shenzhou International Group Holdings	20,000	131,661
SINA *	1,760	135,186
Tencent Holdings	14,300	447,521

		1,420,513

DENMARK — 0.5%
Genmab *	645	128,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINLAND — 0.9%
Kone, Cl B	2,210	$101,220
Sampo, Cl A	2,720	130,296

		231,516

FRANCE — 7.1%
Arkema	1,020	107,973
Capital Gemini	778	77,858
Dassault Systemes	1,500	133,826
Eurofins Scientific	290	142,770
Iliad	601	145,878
LVMH Moet Hennessy Louis Vuitton	650	160,320
Publicis Groupe	1,655	119,432
Sanofi	2,125	200,416
SES, Cl A	7,283	159,211
Societe BIC	1,000	112,379
TOTAL	3,948	202,791
Vivendi *	7,020	139,243
Wendel	1,120	156,904

		1,859,001

GERMANY — 0.7%
Fresenius & KGaA	1,120	90,752
SAP	922	92,439

		183,191

HONG KONG — 1.9%
AIA Group	16,800	116,319
Bank of East Asia	23,800	98,535
Link ‡	14,000	100,713
PCCW	139,000	78,458
Power Assets	11,500	103,503

		497,528

INDONESIA — 0.6%
AKR Corporindo	328,300	166,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — 0.4%
Bezeq The Israeli Telecommunication	64,600	$108,775

JAPAN — 20.5%
Acom *	29,600	131,443
Ajinomoto	6,300	122,586
Asics	7,000	123,773
Astellas Pharma	9,100	119,842
Central Japan Railway	600	100,574
Dai-ichi Life Holdings	6,000	102,054
Daiwa House Industry	3,600	106,931
Don Quijote	3,700	134,929
FUJIFILM Holdings	2,100	77,881
Hamamatsu Photonics	2,600	76,388
Hiroshima Bank	29,000	125,137
Hoshizaki	1,500	125,011
Kakaku.com	8,500	122,540
KDDI	7,300	193,551
Keyence	300	120,571
Kikkoman	4,000	122,903
Lawson	1,900	126,133
M3	7,000	178,909
Maruichi Steel Tube	3,100	87,880
MISUMI Group	5,600	106,052
Mitsubishi Electric	9,500	132,439
Mitsubishi Estate	4,800	91,720
Mitsubishi Heavy Industries	24,000	96,026
Mitsubishi Materials	4,300	127,878
Mitsubishi UFJ Financial Group	32,000	203,592
Nagoya Railroad	28,000	128,609
Nissan Chemical Industries	4,200	130,179
NTT Data	2,600	120,588
ORIX	6,300	96,136
Park24	5,000	128,958
Rinnai	1,100	91,379
Santen Pharmaceutical	8,000	112,461
Secom	1,700	123,318

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — (continued)
Shimano	1,000	$152,777
SMC	500	140,800
Subaru	3,900	147,365
Sumitomo Mitsui Trust Holdings	2,700	92,454
Sundrug	3,800	133,291
Suruga Bank	6,200	129,540
TDK	2,000	123,800
Toho Gas	13,000	92,949
Tokio Marine Holdings	2,800	117,858
Tsuruha Holdings	1,500	152,059
Yamaha	4,700	130,286

		5,401,550

MALAYSIA — 0.5%
Public Bank	28,300	130,124

MEXICO — 0.4%
Grupo Televisa	21,900	105,416

NETHERLANDS — 0.6%
ASML Holding	1,200	158,572

NEW ZEALAND — 0.8%
Auckland International Airport	28,330	134,205
Fletcher Building	14,189	83,289

		217,494

NORWAY — 2.1%
DNB ASA	10,181	159,374
Gjensidige Forsikring	6,848	105,440
Marine Harvest	10,194	169,930
Orkla	14,090	127,881

		562,625

PHILIPPINES — 3.5%
Aboitiz Equity Ventures	63,610	97,773
Alliance Global Group	406,300	120,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

PHILIPPINES — (continued)
Ayala	13,570	$235,202
DMCI Holdings	451,900	116,304
Globe Telecom	2,655	110,572
Jollibee Foods	22,880	96,282
Universal Robina	38,860	133,856

		910,494

POLAND — 0.5%
Eurocash	15,176	134,508

SINGAPORE — 1.2%
SATS	36,400	132,558
Singapore Telecommunications	29,400	78,669
StarHub	47,800	95,415

		306,642

SOUTH AFRICA — 2.6%
Barclays Africa Group	12,280	134,877
FirstRand	38,390	142,990
Mr Price Group	11,201	131,479
Naspers, Cl N	855	162,171
New Europe Property Investments	9,512	104,112

		675,629

SOUTH KOREA — 3.4%
CJ Korea Express *	811	118,667
Hanon Systems	15,461	114,949
Hanwha Life Insurance	19,255	104,067
Hyundai Marine & Fire Insurance	3,465	111,755
Korea Electric Power	3,061	121,994
Korea Zinc	350	130,877
Samsung Fire & Marine Insurance	440	103,629
SK Hynix	1,670	79,251

		885,189

SPAIN — 1.1%
Industria de Diseno Textil	4,331	166,058

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — (continued)
Red Electrica	6,529	$127,264

		293,322

SWEDEN — 3.1%
Hennes & Mauritz, Cl B	5,626	139,398
Securitas, Cl B	10,222	169,005
Skanska, Cl B	7,097	169,835
Svenska Handelsbanken, Cl A	13,190	187,241
Swedbank	6,738	159,722

		825,201

SWITZERLAND — 7.3%
Galenica	90	97,735
Geberit	408	185,751
Givaudan	57	109,768
Nestle	4,640	357,282
Novartis	3,321	255,385
Partners Group Holding	194	117,224
Roche Holding	1,318	344,643
Swiss Re	1,660	144,413
UBS Group	6,520	111,347
Zurich Insurance Group	683	188,958

		1,912,506

TAIWAN — 2.8%

Advantech	14,000	113,221
China Life Insurance	126,000	117,351
Delta Electronics	13,000	73,249
Giant Manufacturing	18,000	108,880
Taiwan Semiconductor Manufacturing ADR	10,085	333,511

		746,212

THAILAND — 2.2%
Airports of Thailand	89,400	104,029
Berli Jucker	94,000	118,213
Bumrungrad Hospital	16,400	83,209
CP ALL	74,700	131,735

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND — (continued)
Minor International	125,000	$134,612

		571,798

TURKEY — 0.5%
Ulker Biskuvi Sanayi	25,020	142,076

UNITED KINGDOM — 10.6%
3i Group	14,500	148,855
Admiral Group	5,465	142,184
Babcock International Group	13,910	161,784
BHP Billiton	10,613	161,333
BP	27,180	155,601
BT Group, Cl A	19,300	76,094
Compass Group	5,308	106,991
Glencore *	42,200	165,781
HSBC Holdings	18,517	152,482
Imperial Brands	1,984	97,076
Johnson Matthey	2,605	100,398
Legal & General Group	40,230	128,088
National Grid	8,890	115,014
Prudential	7,455	165,506
Rio Tinto	3,770	149,347
Royal Dutch Shell, Cl A	11,206	290,316
Sage Group	15,790	136,869
Unilever	2,518	129,394
Wolseley	1,630	103,416
WPP	5,253	112,339

		2,798,868

TOTAL COMMON STOCK (Cost $23,946,109)		25,284,759

PREFERRED STOCK — 1.0%
BRAZIL — 0.5%
Petroleo Brasileiro *	27,600	119,846

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value

SOUTH KOREA — 0.5%
Samsung Electronics	93	$143,272

TOTAL PREFERRED STOCK (Cost $240,500)		263,118

EXCHANGE TRADED FUND — 0.7%

VanEck Vectors Russia ETF (Cost $152,832)	8,787	183,473

RIGHT — 0.0%

	Number of Rights

AUSTRALIA — 0.0%
TPG Telecom, Expires 05/17/17* (Cost $–)	1,424	692

TOTAL INVESTMENTS — 97.7% (Cost $24,339,441)		$25,732,042

Percentages	are based on Net Assets of $26,342,987.

The outstanding forward foreign currency contracts held by the Fund at April 30, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

Northern Trust	08/21/17	BRL	880,000	USD	273,632	$5,262

Northern Trust	06/19/17	CAD	181,000	USD	136,157	3,656

Northern Trust	05/22/17 - 07/07/17	CHF	490,000	USD	491,350	(2,503)

Northern Trust	06/21/17	JPY	27,585,000	USD	248,782	736

Northern Trust	07/26/17 - 08/21/17	KRW	599,000,000	USD	517,597	(8,948)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

Northern Trust	06/21/17	MXP	4,959,000	USD	255,715	$(3,340)

Northern Trust	06/07/17	NOK	2,096,000	USD	247,524	2,638

Northern Trust	07/25/17	PHP	37,000,000	USD	731,949	(1,190)

Northern Trust	05/17/17	TRY	1,070,000	USD	285,007	(14,610)

Northern Trust	07/31/17	TWD	9,074,000	USD	292,832	(8,845)

Northern Trust	05/22/17	USD	151,960	GBP	122,000	5,949

Northern Trust	05/22/17	USD	232,415	CHF	234,000	3,066

Northern Trust	06/21/17	USD	244,776	JPY	27,585,000	3,271

Northern Trust	08/21/17	USD	270,005	BRL	880,000	(1,635)

Northern Trust	07/31/17	USD	292,521	TWD	9,074,000	9,156

Northern Trust	06/06/17	USD	305,034	ZAR	4,060,000	(3,607)

Northern Trust	07/26/17 -08/21/17	USD	518,554	KRW	599,000,000	7,991

Northern Trust	07/06/17 -07/07/17	USD	576,717	AUD	762,700	(7,133)

Northern Trust	05/22/17 - 07/07/17	USD	1,575,262	EUR	1,476,800	35,753

Northern Trust	06/06/17	ZAR	4,060,000	USD	292,177	(9,250)

						$16,417

*	Non-income producing security.

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

MXP — Mexican Peso

PHP — Philippine Peso

NOK — Norwegian Krone

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$583,740	$—	$—	$583,740
Belgium	473,773	—	—	473,773
Brazil	549,940	—	—	549,940
Canada	2,303,436	—	—	2,303,436
China	1,420,513	—	—	1,420,513
Denmark	128,248	—	—	128,248
Finland	231,516	—	—	231,516
France	1,859,001	—	—	1,859,001
Germany	183,191	—	—	183,191
Hong Kong	497,528	—	—	497,528
Indonesia	166,872	—	—	166,872
Israel	108,775	—	—	108,775
Japan	5,401,550	—	—	5,401,550
Malaysia	130,124	—	—	130,124
Mexico	105,416	—	—	105,416
Netherlands	158,572	—	—	158,572
New Zealand	217,494	—	—	217,494
Norway	562,625	—	—	562,625
Philippines	97,773	812,721	—	910,494
Poland	134,508	—	—	134,508
Singapore	306,642	—	—	306,642
South Africa	675,629	—	—	675,629
South Korea	885,189	—	—	885,189
Spain	293,322	—	—	293,322
Sweden	825,201	—	—	825,201
Switzerland	1,912,506	—	—	1,912,506
Taiwan	746,212	—	—	746,212
Thailand	571,798	—	—	571,798
Turkey	142,076	—	—	142,076
United Kingdom	2,798,868	—	—	2,798,868

Total Common Stock	24,472,038	812,721	—	25,284,759
Preferred Stock	263,118	—	—	263,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$183,473	$—	$—	$183,473
Right	692	—	—	692

Total Investments in Securities	$24,919,321	$812,721	$—	$25,732,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation .	$—	$77,478	$—	$77,478
Unrealized Depreciation .	—	(61,061)	—	(61,061)

Total Other Financial Instruments	$—	$16,417	$—	$16,417

^	Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to event occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2017, securities with a total value $812,721 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the six months ended April 30, 2017. All other transfers were considered to have occurred as of the end of the six months. For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $24,339,441)	$25,732,042
Foreign Currency, at Value (Cost $30,123)	30,122
Receivable for Investments Sold	4,302,531
Cash Equivalents	817,845
Unrealized Appreciation on Forward Foreign Currency Contracts	77,478
Reclaim Receivable	64,779
Dividend Receivable	63,503
Receivable from Adviser	9,250
Receivable for Capital Shares Sold	1
Prepaid Expenses	16,298

Total Assets	31,113,849

Liabilities:
Payable for Investment Securities Purchased	4,647,031
Unrealized Depreciation on Forward Foreign Currency Contracts	61,061
Payable due to Administrator	11,507
Payable due to Trustees	4,085
Chief Compliance Officer Fees Payable	2,042
Unrealized Loss on Foreign Spot Currency Contracts	28
Distribution Fees Payable	256
Other Accrued Expenses and Other Payables	44,852

Total Liabilities	4,770,862

Net Assets	$26,342,987

Net Assets Consist of:
Paid-in Capital	$34,395,726
Undistributed Net Investment Income	29,685
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(9,490,011)
Net Unrealized Appreciation on Investments	1,392,601
Net Unrealized Appreciation on Forward Foreign Currency Contracts, Foreign
Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	14,986

Net Assets	$26,342,987

Institutional Class Shares:
Net Assets	$24,880,211
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,824,576
Net Asset Value, Offering and Redemption Price Per Share	$8.81

Investor Class Shares:
Net Assets	$1,462,776
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	166,374
Net Asset Value, Offering and Redemption Price Per Share	$8.79

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$344,817
Less: Foreign Taxes Withheld	(21,521)

Total Investment Income	323,296

Expenses:
Investment Advisory Fees	97,818
Administration Fees	69,424
Distribution Fees (Investor Class Shares)	1,560
Chief Compliance Officer Fees	2,873
Trustees’ Fees	7,694
Transfer Agent Fees	36,361
Custodian Fees	17,963
Registration and Filing Fees	16,375
Legal Fees	15,211
Audit Fees	12,289
Printing Fees	10,257
Other Expenses	9,663

Total Expenses	297,488

Less:
Investment Advisory Fee Waiver	(97,818)
Reimbursement from Advisor	(63,601)
Fees Paid Indirectly (Note 4)	(6)

Net Expenses	136,063

Net Investment Income	187,233

Net Realized Gain (Loss) on:
Investments	1,910,767
Forward Contracts	105,464
Foreign Currency Transactions	(48,807)

Net Realized Gain	1,967,424

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	154,016
Forwards Contracts	28,231
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(122,602)

Net Change in Unrealized Appreciation	59,645

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,027,069

Net Increase in Net Assets Resulting from Operations	$2,214,302

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$187,233	$362,916
Net Realized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,967,424	(4,119,683)
Net Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	59,645	339,549

Net Increase (Decrease) in Net Assets Resulting From Operations	2,214,302	(3,417,218)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(348,145)	(1,581,747)
Investor Class Shares	(15,285)	(49,532)

Total Dividends and Distributions	(363,430)	(1,631,279)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	37,660	689,216
Reinvestment of Dividends	348,144	1,581,747
Redeemed	(1,017,332)	(22,393,489)

Net Decrease in Net Assets from Institutional Class Share Transactions	(631,528)	(20,122,526)

Investor Class Shares
Issued	290,001	517,776
Reinvestment of Dividends	1,542	25,236
Redeemed	(177,783)	(814,147)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	113,760	(271,135)

Net Decrease in Net Assets From Capital Share Transactions	(517,768)	(20,393,661)

Total Increase (Decrease) in Net Assets	1,333,104	(25,442,158)

Net Assets:
Beginning of Period	25,009,883	50,452,041

End of Period (including Undistributed Net Investment Income of $29,685 and $205,882, respectively)	$26,342,987	$25,009,883

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$8.19	$9.05	$9.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.06	0.08	0.08	0.20
Net Realized and Unrealized Gain (Loss)	0.68	(0.65)	(0.19)	(0.74)

Total from Investment Operations	0.74	(0.57)	(0.11)	(0.54)

Dividends from:
Net Investment Income	(0.12)	(0.29)	(0.30)	–

Total Dividends	(0.12)	(0.29)	(0.30)	–

Net Asset Value, End of Period	$8.81	$8.19	$9.05	$9.46

Total Return‡	9.24%†	(6.44)%	(1.14)%	(5.40)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$24,880	$23,761	$48,747	$48,118
Ratio of Expenses to Average Net Assets(1)	1.10%††	1.10%	1.10%	1.10%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.42%††	1.88%	1.57%	1.70%††
Ratio of Net Investment Income to Average Net Assets	1.54%††	1.01%	0.83%	2.19%††
Portfolio Turnover Rate	125%†††	219%	121%	107%†††

    *Commenced operations on November 27, 2013.

  **Per share calculations were performed using average shares for the period.

    ‡Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

    †Total return is for the period indicated and has not been annualized.

  ††Annualized.

†††Portfolio turnover rate is for the period indicated and has not been annualized.

  (1)The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$8.16	$9.03	$9.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.06	0.04	0.06	0.16
Net Realized and Unrealized Gain (Loss)	0.67	(0.64)	(0.18)	(0.72)

Total from Investment Operations	0.73	(0.60)	(0.12)	(0.56)

Dividends from:
Net Investment Income	(0.10)	(0.27)	(0.29)	–

Total Dividends	(0.10)	(0.27)	(0.29)	–

Net Asset Value, End of Period	$8.79	$8.16	$9.03	$9.44

Total Return‡	9.14%†	(6.78)%	(1.31)%	(5.60)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,463	$1,249	$1,705	$564
Ratio of Expenses to Average Net Assets(1)	1.35%††	1.35%	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.67%††	2.25%	1.82%	2.07%††
Ratio of Net Investment Income to Average Net Assets	1.35%††	0.47%	0.65%	1.76%††
Portfolio Turnover Rate	125%†††	219%	121%	107%†††

    *Commenced operations on November 27, 2013.

  **Per share calculations were performed using average shares for the period.

    ‡Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

    †Total return is for the period indicated and has not been annualized.

  ††Annualized.

†††Portfolio turnover rate is for the period indicated and has not been annualized.

  (1)The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the RSQ International Equity Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and its investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world, normally excluding the United States. Under normal market conditions, the Fund will invest in at least three countries outside the United States, and at least 65% of its net assets will be invested in non-U.S. companies, in both developed and emerging market countries. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the R Squared Capital Management L.P. (the “Adviser”) of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2017, if applicable.

For the six months ended April 30, 2017, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$1,616,755
Average Monthly Notional Contracts Sold	$1,884,786

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. The Fund is party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Fund may be required to terminate the existing contracts at the existing fair value.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s ISDA master agreements or other similar agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

available to the Fund. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2017:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available For Offset	Collateral Received	Net Amount
Forward currency contracts
Northern Trust Company	$77,478	$(61,061)	$—	$16,417

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2017:

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available For Offset	Collateral Pledged	Net Amount
Forward currency contracts
Northern Trust Company	$61,061	$(61,061)	$ —	$ —

Expenses— Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund was charged $69,424 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The annual distribution and/or service fee for Investor Class Shares of the Fund is 0.25%.

Brown Brothers Harriman acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2017, the Fund earned cash management credits of $6 which were used to offset transfer agent expenses. This mount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective November 27, 2013) to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2018. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

As of April 30, 2017, fees which were previously waived by the Adviser that can be recaptured up to the expense cap in place at the time the expenses were waived, $257,094, $243,521, and $329,391 expiring in 2018, 2019 and 2020, respectively.

6.	Share Transactions:

	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Shares Transactions:
Institutional Class Shares
Issued	4,667	79,382
Reinvestment of Dividends	43,736	184,138
Redeemed	(126,271)	(2,745,406)

Decrease in Institutional Class Shares	(77,868)	(2,481,886)

Investor Class Shares
Issued	35,392	65,017
Reinvestment of Dividends	194	2,941
Redeemed	(22,209)	(103,741)

Increase (Decrease) in Investor Class Shares	13,377	(35,783)

7.	Investment Transaction

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows:

Purchases
U.S. Government	$—
Other	30,377,522
Sales
U.S. Government	$—
Other	30,913,097

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2016	$1,631,279
2015	1,568,243

As of October 31, 2016, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$327,592
Capital Loss Carryforwards	(11,395,035)
Unrealized Appreciation	1,274,265
Other Temporary Differences	(110,433)

Total Accumulated Losses	$(9,903,611)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$10,114,370	$1,280,665	$11,395,035

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and passive foreign investment companies. Wash sale loss deferrals cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$24,339,441	$1,680,670	$(288,069)	$1,392,601

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

9.	Concentration of Risk:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned, if applicable.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk – The Fund’s use of forwards is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. leverage risk, liquidity risk, credit risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, “Depositary Receipts”), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Risk –The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

10.	Other:

On April 30, 2017, the number of shareholders below held the following percentage of the outstanding shares of the Fund:

	# of Shareholders	% of Outstanding Shares
Institutional Class	1	100%
Investor Class	1	93%

The Institutional Class shareholders are comprised of one omnibus accounts which are held on behalf of various individual. The Investor Class shareholders are comprised of one omnibus account which is held on behalf of various individual shareholders and one account which is an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Regulatory Matters

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

•Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio/Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio/Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s/Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio/ Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

•Hypothetical 5% Return. This section helps you compare your Portfolio’s/Fund’s costs with those of other mutual funds. It assumes that the Portfolio/Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s/Fund’s comparative cost by comparing the hypothetical result for your Portfolio/Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s/ Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,092.40	1.10%	$5.71
Investor Class Shares	1,000.00	1,091.40	1.35	7.00
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.34	1.10%	$5.51
Investor Class Shares	1,000.00	1,018.10	1.35	6.67

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

Board considerations in approving the advisory agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2017

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

RSQ International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-355-4RSQ

Adviser:

R Squared Capital Management L.P.

299 Park Avenue, 6th Floor

New York, NY 10171

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RSQ-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017